Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 15,783,731	$ 23,716,768
Accounts receivable	5,008,411	4,043,473
Inventories, net	259,269	344,823
Advances to suppliers, net	1,275,527	1,382,172
Other current assets	426,942	386,954
Total Current Assets	22,753,880	29,874,190
Property and equipment, net	121,453	183,386
Right of use lease assets, net	166,530	227,603
Intangible Assets	6,757,409
Deferred Offering Costs		9,893
Goodwill	7,700,569	7,700,569
Total Non-current Assets	14,745,961	8,121,451
TOTAL ASSETS	37,499,841	37,995,641
Current Liabilities:
Accounts payable	4,587,561	4,990,647
Short-term loan	291,106	332,309
Contract liabilities	1,038,871	747,093
Lease liabilities	96,819	107,467
Tax Payable	388,520	204,232
Accrued expenses and other current liabilities	2,441,940	1,964,469
Total Current Liabilities	8,844,817	8,346,217
Due to related parties	3,619,505	3,679,717
Long-term loan	156,031	218,722
Convertible notes		5,550,607
Lease liabilities	37,705	144,163
Total Non-current Liabilities	3,813,241	9,593,209
TOTAL LIABILITIES	12,658,058	17,939,426
Commitment and Contingencies
Stockholders’ Equity
Ordinary Shares, no par value, unlimited shares authorized; 100,670,199 and 60,945,313 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively
Additional paid-in capital	44,515,801	38,571,534
Accumulated deficit	(17,349,240)	(17,081,329)
Accumulated other comprehensive loss	(2,161,936)	(1,281,864)
Equity attributable to owners of the Company	25,004,624	20,208,341
Non-controlling interests	(162,841)	(152,126)
Total Stockholders’ Equity	24,841,783	20,056,215
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 37,499,841	$ 37,995,641